Cover	Aug. 06, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2024
Entity File Number	001-41470
Entity Registrant Name	Aquaron Acquisition Corp.
Entity Central Index Key	0001861063
Entity Tax Identification Number	86-2760193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Ave
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	970-2181
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	AQU
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	AQUNR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	AQUNU
Security Exchange Name	NASDAQ